Other receivables and prepayments, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2020 USD ($)
Deposits	¥ 189,904	¥ 324,018
VAT and EIT recoverable	919,849	1,567,589
Interest receivable	38,372	22,578
Advances to suppliers related to financing activities	5,053	37,442
Prepayment to suppliers related to procurement activities	608,229	593,117
Prepaid expense	55,131	62,160
Loans receivables	378,752	140,545
Others	143,845	184,332
Subtotal	2,339,135	2,931,781
Total	2,286,359	2,897,893	$ 350,400
Allowance for doubtful accounts:
Balance at beginning of the year	(33,888)	(39,608)
Provision	(27,563)	(10,456)
Write-offs	9,686	16,176
Balance at end of the year	(52,776)	(33,888)
Other receivables and prepayments, net
Allowance for doubtful accounts:
Adoption of Topic 326(Note 2(ad))	¥ (1,011)	¥ 0